Risk Report - Aggregated Value of Collateral - with the fair values of collateral capped at loan outstanding - held against our non-impaired past due loans (Tables)	12 Months Ended
Dec. 31, 2017
Aggregated Value of Collateral (Loans Past Due but Not Impaired) [Abstract]
Aggregated value of collateral - with the fair values of collateral capped at loan outstanding - held against our non-impaired past due loans [text block table]

Aggregated value of collateral – with the fair values of collateral capped at loan outstanding – held against our non-impaired past due loans

in € m.	Dec 31, 2017	Dec 31, 2016
Financial and other collateral	2,364	1,775
Guarantees received	148	148
Total	2,512	1,923